Vanguard Total Bond Market Index Fund Annual Fund Operating Expenses - Institutional Select Prospectus [Member] - Vanguard Total Bond Market Index Fund - Institutional Select Shares	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.01%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.01%